United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-4018
(Investment Company Act File Number)

Federated Hermes High Yield Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-02-28

Date of Reporting Period: Six months ended 2024-08-31

Item 1.	Reports to Stockholders

Federated Hermes Opportunistic High Yield Bond Fund

Class A Shares | FHYAX

Semi-Annual Shareholder Report - August 31, 2024

A Portfolio of Federated Hermes High Yield Trust

This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$50	0.97%

Key Fund Statistics

Net Assets	$471,154,158
Number of Investments	474
Portfolio Turnover	11%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	4.3%
Consumer Cyclical Services	4.3%
Health Care	4.8%
Packaging	4.9%
Gaming	5.4%
Automotive	5.6%
Midstream	5.7%
Cable Satellite	6.8%
Insurance - P&C	7.7%
Technology	12.1%

Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197302

8092705-A (10/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Class C Shares | FHYCX

Semi-Annual Shareholder Report - August 31, 2024

A Portfolio of Federated Hermes High Yield Trust

This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$94	1.81%

Key Fund Statistics

Net Assets	$471,154,158
Number of Investments	474
Portfolio Turnover	11%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	4.3%
Consumer Cyclical Services	4.3%
Health Care	4.8%
Packaging	4.9%
Gaming	5.4%
Automotive	5.6%
Midstream	5.7%
Cable Satellite	6.8%
Insurance - P&C	7.7%
Technology	12.1%

Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197401

8092705-B (10/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Institutional Shares | FHTIX

Semi-Annual Shareholder Report - August 31, 2024

A Portfolio of Federated Hermes High Yield Trust

This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.72%

Key Fund Statistics

Net Assets	$471,154,158
Number of Investments	474
Portfolio Turnover	11%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	4.3%
Consumer Cyclical Services	4.3%
Health Care	4.8%
Packaging	4.9%
Gaming	5.4%
Automotive	5.6%
Midstream	5.7%
Cable Satellite	6.8%
Insurance - P&C	7.7%
Technology	12.1%

Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197203

8092705-C (10/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Class R6 Shares | FHYLX

Semi-Annual Shareholder Report - August 31, 2024

A Portfolio of Federated Hermes High Yield Trust

This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$38	0.71%

Key Fund Statistics

Net Assets	$471,154,158
Number of Investments	474
Portfolio Turnover	11%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	4.3%
Consumer Cyclical Services	4.3%
Health Care	4.8%
Packaging	4.9%
Gaming	5.4%
Automotive	5.6%
Midstream	5.7%
Cable Satellite	6.8%
Insurance - P&C	7.7%
Technology	12.1%

Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197807

8092705-E (10/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Service Shares | FHYTX

Semi-Annual Shareholder Report - August 31, 2024

A Portfolio of Federated Hermes High Yield Trust

This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$50	0.97%

Key Fund Statistics

Net Assets	$471,154,158
Number of Investments	474
Portfolio Turnover	11%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	4.3%
Consumer Cyclical Services	4.3%
Health Care	4.8%
Packaging	4.9%
Gaming	5.4%
Automotive	5.6%
Midstream	5.7%
Cable Satellite	6.8%
Insurance - P&C	7.7%
Technology	12.1%

Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197104

8092705-D (10/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
August 31, 2024

Share Class | Ticker	A | FHYAX	C | FHYCX	Institutional | FHTIX
	Service | FHYTX	R6 | FHYLX

Federated Hermes Opportunistic High Yield Bond Fund

A Portfolio of Federated Hermes High Yield Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—92.1%
	Aerospace/Defense—1.6%
$ 950,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 980,220
2,125,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	2,212,593
950,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	977,928
1,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	1,411,084
675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	653,305
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,268,370
	TOTAL	7,503,500
	Airlines—0.1%
408,333	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	406,543
	Automotive—5.4%
250,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	257,170
2,775,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,743,475
2,450,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	2,072,683
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	2,003,355
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	822,574
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,516,349
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	543,691
1,600,000	IHO Verwaltungs GmbH, 144A, 4.750%, 9/15/2026	1,573,947
1,300,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	1,282,085
1,325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,301,198
625,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	660,068
5,700,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,766,616
1,800,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	1,555,742
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	617,249
375,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	387,746
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	419,562
	TOTAL	25,523,510
	Banking—0.1%
525,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	526,564
	Building Materials—4.0%
1,550,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,494,777
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	185,322
275,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	282,678
1,125,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,117,311
300,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	250,522
2,350,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,025,605
2,500,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,245,471
1,625,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,518,371
850,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	833,472
275,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	283,472
475,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	488,431
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	570,365
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,291,391
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	257,392
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	267,691
2,325,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,299,347
250,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	257,793
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$1,700,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	$ 1,689,571
1,275,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,279,019
	TOTAL	18,638,001
	Cable Satellite—6.8%
325,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	324,475
1,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	998,827
1,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,584,626
775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	648,602
1,200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,094,933
450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	392,515
1,900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,832,324
2,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,697,379
500,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	323,386
1,200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	799,257
875,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	342,986
1,300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	490,652
2,025,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,659,916
1,775,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	710,479
750,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	386,733
1,325,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	892,773
2,075,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	946,955
400,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	379,686
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	646,210
1,650,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,417,459
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	632,911
1,425,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,280,416
3,125,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	2,911,094
3,400,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,299,956
1,550,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,344,993
275,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	243,092
250,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	217,681
1,775,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,559,385
1,725,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,564,112
425,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	424,045
	TOTAL	32,047,858
	Chemicals—2.5%
350,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	344,752
350,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	371,095
425,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	394,471
350,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	356,414
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	922,837
975,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	929,738
2,475,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	2,164,779
1,000,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	1,013,831
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	916,717
375,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	387,945
925,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	986,455
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,598,335
375,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	389,937
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 875,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	$ 812,142
	TOTAL	11,589,448
	Construction Machinery—0.6%
800,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	741,833
325,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	300,297
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	865,889
575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	567,623
350,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	357,955
	TOTAL	2,833,597
	Consumer Cyclical Services—4.1%
325,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	330,245
2,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	2,160,495
4,150,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	4,167,471
975,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	970,073
1,725,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,709,490
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	536,810
325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	341,178
2,150,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	2,035,942
2,728,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,755,081
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	798,101
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	622,032
1,625,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,498,261
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	776,749
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	780,768
	TOTAL	19,482,696
	Consumer Products—1.6%
3,575,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,509,217
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,019,852
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,364,668
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,423,113
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	380,521
	TOTAL	7,697,371
	Diversified Manufacturing—1.3%
2,625,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	2,691,371
175,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	180,475
1,175,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,206,718
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	898,940
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,083,016
	TOTAL	6,060,520
	Finance Companies—2.4%
1,875,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	2,000,972
125,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	130,167
125,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	131,886
275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	270,257
825,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	784,217
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	552,357
475,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	483,898
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	832,997
825,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	766,579
1,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,803,059
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	$ 375,080
1,350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,349,270
1,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,439,670
450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	448,675
	TOTAL	11,369,084
	Food & Beverage—1.5%
1,750,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,819,074
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	1,039,318
1,075,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,085,535
400,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	410,705
498,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	497,258
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,586,335
425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	442,628
	TOTAL	6,880,853
	Gaming—4.9%
1,375,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,179,626
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	393,257
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	870,949
225,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	233,174
600,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	616,954
600,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	567,920
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	200,448
700,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	696,231
1,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,208,922
1,550,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,583,953
550,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	570,270
1,175,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	1,238,033
1,375,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	1,385,827
1,900,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	1,815,209
2,500,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	2,425,987
1,950,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,013,332
1,600,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,434,149
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	196,833
300,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	290,133
1,500,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	1,489,824
525,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	535,867
650,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	624,257
950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	882,504
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	98,981
550,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	584,077
	TOTAL	23,136,717
	Health Care—4.8%
1,600,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,556,910
950,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	890,593
1,075,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,047,253
525,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	416,202
1,250,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	1,076,957
675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	653,854
225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	213,964
550,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	493,545
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 300,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	$ 314,203
425,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	383,590
350,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	323,456
975,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	1,064,766
625,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	621,478
575,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	571,305
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	208,062
600,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	585,931
500,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	516,038
1,325,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,252,620
5,125,000		Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	5,037,371
1,150,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,104,669
775,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	768,861
875,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	877,462
350,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	363,209
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	355,755
1,800,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	1,804,977
		TOTAL	22,503,031
		Independent Energy—3.8%
975,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	963,796
123,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	127,616
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	425,220
1,100,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,104,354
500,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	514,136
1,275,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	23,906
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	175,524
225,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	226,810
325,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	353,520
900,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	972,384
525,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	554,145
225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	212,873
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,968,900
425,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	432,744
1,200,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	1,218,798
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	981,206
350,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	359,110
375,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	374,993
492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	489,681
650,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	674,100
350,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	336,155
525,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	509,974
400,000		Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	421,657
675,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	678,416
1,000,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,001,707
350,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	355,749
600,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	615,103
600,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	569,044
300,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	297,576
725,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	745,538
		TOTAL	17,684,735
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—1.7%
$ 925,000		Artera Services LLC, 1st Priority Sr. Secd. Note, 144A, 8.500%, 2/15/2031	$ 927,948
1,300,000		Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	1,318,116
3,750,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,576,878
1,975,000		SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,063,962
		TOTAL	7,886,904
		Insurance - P&C—7.7%
1,275,000		Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	1,309,702
1,500,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	1,551,751
850,000		AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	872,055
2,750,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,629,609
500,000		Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	516,533
3,775,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	3,913,199
2,000,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	1,918,079
925,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	944,257
1,625,000		Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	1,701,653
4,475,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,263,379
825,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	829,220
2,250,000		Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	2,351,614
3,375,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	3,311,437
1,800,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	1,867,252
1,100,000		Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	1,170,770
1,700,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	1,849,162
2,500,000		Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	2,606,005
2,600,000		USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	2,726,768
		TOTAL	36,332,445
		Leisure—1.4%
250,000		Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	263,036
500,000		NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	535,170
625,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	625,050
150,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	160,175
275,000		Ncl Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	278,402
525,000		Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	538,132
300,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	295,289
250,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	250,543
700,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	723,340
1,000,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,037,764
1,750,000		United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,694,334
		TOTAL	6,401,235
		Lodging—0.6%
950,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	852,110
200,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	200,493
525,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	515,504
775,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	798,748
275,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	286,201
		TOTAL	2,653,056
		Media Entertainment—3.3%
2,025,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	75,937
1,350,000	[1,2]	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	50,625
475,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	272,485
750,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	427,788
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 675,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	$ 663,559
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	317,205
3,300,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	3,131,198
1,100,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,028,958
1,925,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	1,882,798
350,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	372,545
675,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	670,874
1,075,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	991,131
625,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	447,979
1,325,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	792,853
500,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	471,832
800,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	743,658
1,100,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	599,500
1,000,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	878,684
850,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	816,450
750,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	759,409
	TOTAL	15,395,468
	Metals & Mining—0.9%
900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	844,996
725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	735,934
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	930,093
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,594,591
	TOTAL	4,105,614
	Midstream—5.5%
575,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	562,080
500,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	494,887
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,507,697
1,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,949,141
1,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,351,426
275,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	286,216
400,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	419,811
1,250,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,179,793
1,550,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	1,446,701
500,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	532,691
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	681,758
248,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	248,474
300,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	308,656
600,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	604,487
875,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	848,724
1,025,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	985,534
2,250,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,307,638
225,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	232,061
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	472,898
750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	741,898
600,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	594,799
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	413,052
1,125,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,110,050
300,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 6.375%, 4/15/2027	302,467
550,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	568,226
525,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	529,669
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	$ 900,141
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	596,974
375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	374,599
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	252,930
1,375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,394,779
825,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	816,500
175,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	174,249
925,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	836,647
	TOTAL	26,027,653
	Oil Field Services—2.0%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,457,312
2,100,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,116,746
325,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	336,871
625,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	616,389
175,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	187,672
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	177,172
525,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	526,464
625,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	635,218
436,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	435,776
1,100,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,130,814
2,025,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 9/1/2027	2,044,843
	TOTAL	9,665,277
	Packaging—4.9%
2,818,920	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	666,836
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,339,774
2,125,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,280,589
1,800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,084,734
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	774,057
350,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	360,570
350,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	362,619
475,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	475,564
825,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	829,073
4,275,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	4,268,871
400,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	396,642
1,475,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	1,499,715
800,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	828,144
975,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	917,244
1,219,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,224,160
350,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	354,594
475,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	477,740
900,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	921,585
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	714,676
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	305,030
375,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	394,553
475,000	Trivium Packaging Finance B.V., Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	469,468
3,350,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	3,355,575
	TOTAL	23,301,813
	Paper—0.2%
1,100,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,027,889
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—continued
$ 125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	$ 115,703
	TOTAL	1,143,592
	Pharmaceuticals—1.5%
700,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	567,763
200,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	170,980
1,725,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	898,958
1,075,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	538,876
300,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	159,375
2,575,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,448,315
325,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	337,215
375,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	395,598
325,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	310,942
1,325,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,242,066
	TOTAL	7,070,088
	Restaurant—1.7%
5,775,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	5,294,527
325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	332,158
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	877,569
875,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	868,034
650,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	639,783
	TOTAL	8,012,071
	Retailers—1.2%
600,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	598,258
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,119,979
1,425,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,343,209
975,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	874,618
525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	454,010
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	254,953
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	353,460
450,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	479,627
225,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	234,314
	TOTAL	5,712,428
	Supermarkets—0.3%
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	534,614
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	449,350
375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	380,324
	TOTAL	1,364,288
	Technology—11.5%
175,000	Amentum Escrow Corp., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	183,125
600,000	ams-OSRAM AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	640,773
1,775,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	1,870,912
925,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	554,559
750,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	774,964
1,600,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	1,609,183
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	258,983
1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,687,428
2,725,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	2,688,046
350,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	366,680
1,400,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	1,410,237
1,650,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,596,968
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,050,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	$ 1,033,701
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,335,026
1,850,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,725,086
1,700,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,724,140
250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	230,364
450,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	467,392
436,590	Goto Group, Inc., 144A, 5.500%, 5/1/2028	339,077
1,450,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,385,580
1,225,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,125,285
375,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	388,455
575,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	597,627
4,575,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	4,392,561
4,900,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	4,691,571
950,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	1,047,417
1,600,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,582,588
1,525,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,496,669
500,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	487,809
575,000	Open Text Corp., 144A, 6.900%, 12/1/2027	604,242
350,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	332,077
250,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	232,378
1,025,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	934,133
375,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	389,345
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,444,478
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	485,390
75,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	81,374
400,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	435,322
933,500	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	1,077,127
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	188,473
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	449,009
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	451,005
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	293,781
600,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	621,205
2,000,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	1,999,665
700,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	723,081
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	398,151
1,300,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,227,914
1,300,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	1,345,828
850,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	757,010
375,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	387,807
625,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	560,376
	TOTAL	54,111,377
	Transportation Services—0.3%
1,050,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,081,978
550,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	569,974
	TOTAL	1,651,952
	Utility - Electric—1.9%
700,000	Calpine Corp., 144A, 4.500%, 2/15/2028	679,483
232,000	Calpine Corp., 144A, 5.250%, 6/1/2026	231,414
300,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	274,216
450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	429,596
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	$ 431,767
700,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	683,550
1,206,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	337,885
875,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	916,881
110,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	98,779
1,125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,063,269
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,301,062
400,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	423,671
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	374,897
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,373,894
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	399,283
		TOTAL	9,019,647
		TOTAL CORPORATE BONDS (IDENTIFIED COST $457,578,852)	433,738,936
		COMMON STOCKS—4.6%
		Automotive—0.2%
56,888	[2]	American Axle & Manufacturing Holdings, Inc.	365,790
3,155		Lear Corp.	368,031
		TOTAL	733,821
		Building Materials—0.3%
7,115	[2]	GMS, Inc.	617,511
50,785		Interface, Inc.	958,821
		TOTAL	1,576,332
		Chemicals—0.2%
17,790		Koppers Holdings, Inc.	704,128
60,630	[2]	PQ Group Holdings, Inc.	435,324
		TOTAL	1,139,452
		Consumer Cyclical Services—0.2%
10,270		The Brink’s Co.	1,139,251
		Consumer Products—0.2%
24,345		Energizer Holdings, Inc.	788,778
		Containers & Packaging—0.2%
144,965		Ardagh Metal Packaging	518,975
51,050	[2]	O-I Glass, Inc.	647,824
		TOTAL	1,166,799
		Diversified Manufacturing—0.2%
4,545		WESCO International, Inc.	751,652
		Food & Beverage—0.4%
6,340	[2]	Post Holdings, Inc.	733,982
18,130	[2]	US Foods Holding Corp.	1,073,477
		TOTAL	1,807,459
		Gaming—0.5%
9,850		Boyd Gaming Corp.	591,197
28,690	[2]	Caesars Entertainment Corp.	1,079,892
14,305		Red Rock Resorts, Inc.	833,695
		TOTAL	2,504,784
		Independent Energy—0.1%
10,218		Devon Energy Corp.	457,562
		Media Entertainment—0.3%
195,365	[2]	Stagwell, Inc.	1,404,674
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Midstream—0.2%
53,861		Suburban Propane Partners LP	$ 942,568
		Oil Field Services—0.1%
7,220	[2]	Nabors Industries Ltd.	544,171
		Paper—0.3%
41,201		Graphic Packaging Holding Co.	1,233,146
		Services—0.1%
52,905		Dun & Bradstreet Holdings, Inc.	634,860
		Technology—0.6%
7,455		Dell Technologies, Inc.	861,351
7,805		Science Applications International Corp.	1,019,255
93,425	[2]	Viavi Solutions, Inc.	804,389
		TOTAL	2,684,995
		Utility - Electric—0.5%
9,800		NRG Energy, Inc.	833,098
15,975		Vistra Corp.	1,364,744
		TOTAL	2,197,842
		TOTAL COMMON STOCKS (IDENTIFIED COST $20,632,621)	21,708,146
		INVESTMENT COMPANIES—2.1%
871,305		Bank Loan Core Fund	7,580,353
2,319,260		Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[3]	2,319,260
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,933,466)	9,899,613
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $489,144,939)[4]	465,346,695
		OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	5,807,463
		TOTAL NET ASSETS—100%	$471,154,158
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 2/29/2024	$7,294,493	$12,915,151	$—	$20,209,644
Purchases at Cost	$320,518	$23,823,978	$46,049,613	$70,194,109
Proceeds from Sales	$—	$(36,737,127)	$(43,730,353)	$(80,467,480)
Change in Unrealized Appreciation/Depreciation	$(34,658)	$838	$—	$(33,820)
Net Realized Gain/(Loss)	$—	$(2,840)	$—	$(2,840)
Value as of 8/31/2024	$7,580,353	$—	$2,319,260	$9,899,613
Shares Held as of 8/31/2024	871,305	—	2,319,260	3,190,565
Dividend Income	$320,518	$86,174	$77,250	$483,942

1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $489,016,071.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Semi-Annual Financial Statements and Additional Information

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$433,738,936	$—	$433,738,936
Equity Securities:
Common Stocks
Domestic	20,645,000	—	—	20,645,000
International	1,063,146	—	—	1,063,146
Investment Companies	9,899,613	—	—	9,899,613
TOTAL SECURITIES	$31,607,759	$433,738,936	$—	$465,346,695

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2024	Year Ended February 28 or 29,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.24	$6.01	$6.83	$6.98	$6.51	$6.59
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.32	0.28	0.29	0.34
Net realized and unrealized gain (loss)	0.16	0.24	(0.78)	(0.12)	0.48	(0.08)
Total From Investment Operations	0.33	0.57	(0.46)	0.16	0.77	0.26
Less Distributions:
Distributions from net investment income	(0.16)	(0.34)	(0.33)	(0.29)	(0.30)	(0.33)
Distributions from net realized gain	—	—	(0.03)	(0.02)	—	(0.01)
Total Distributions	(0.16)	(0.34)	(0.36)	(0.31)	(0.30)	(0.34)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$6.41	$6.24	$6.01	$6.83	$6.98	$6.51
Total Return[3]	5.41%	9.84%	(6.77)%	2.18%	12.33%	3.98%
Ratios to Average Net Assets:
Net expenses[4]	0.97%[5]	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	5.41%[5]	5.52%	5.18%	4.01%	4.45%	4.83%
Expense waiver/reimbursement[6]	0.14%[5]	0.14%	0.13%	0.11%	0.13%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,597	$27,750	$24,153	$25,842	$23,000	$25,430
Portfolio turnover[7]	11%	15%	14%	34%	41%	31%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2024	Year Ended February 28 or 29,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.24	$6.00	$6.83	$6.98	$6.51	$6.59
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.27	0.23	0.23	0.28
Net realized and unrealized gain (loss)	0.17	0.25	(0.79)	(0.13)	0.49	(0.07)
Total From Investment Operations	0.31	0.53	(0.52)	0.10	0.72	0.21
Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.28)	(0.23)	(0.25)	(0.28)
Distributions from net realized gain	—	—	(0.03)	(0.02)	—	(0.01)
Total Distributions	(0.14)	(0.29)	(0.31)	(0.25)	(0.25)	(0.29)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$6.41	$6.24	$6.00	$6.83	$6.98	$6.51
Total Return[3]	4.97%	9.13%	(7.68)%	1.36%	11.42%	3.14%
Ratios to Average Net Assets:
Net expenses[4]	1.81%[5]	1.80%	1.79%	1.78%	1.79%	1.78%
Net investment income	4.57%[5]	4.70%	4.30%	3.19%	3.62%	4.03%
Expense waiver/reimbursement[6]	0.07%[5]	0.07%	0.06%	0.05%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,062	$13,280	$18,121	$28,570	$28,292	$30,266
Portfolio turnover[7]	11%	15%	14%	34%	41%	31%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2024	Year Ended February 28 or 29,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.22	$5.98	$6.81	$6.96	$6.48	$6.56
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.35	0.33	0.30	0.30	0.35
Net realized and unrealized gain (loss)	0.16	0.25	(0.79)	(0.12)	0.49	(0.07)
Total From Investment Operations	0.34	0.60	(0.46)	0.18	0.79	0.28
Less Distributions:
Distributions from net investment income	(0.17)	(0.36)	(0.34)	(0.31)	(0.31)	(0.35)
Distributions from net realized gain	—	—	(0.03)	(0.02)	—	(0.01)
Total Distributions	(0.17)	(0.36)	(0.37)	(0.33)	(0.31)	(0.36)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$6.39	$6.22	$5.98	$6.81	$6.96	$6.48
Total Return[3]	5.55%	10.31%	(6.72)%	2.43%	12.80%	4.23%
Ratios to Average Net Assets:
Net expenses[4]	0.72%[5]	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income	5.66%[5]	5.77%	5.38%	4.26%	4.68%	5.08%
Expense waiver/reimbursement[6]	0.16%[5]	0.14%	0.15%	0.13%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$222,351	$233,603	$259,980	$351,491	$312,067	$323,629
Portfolio turnover[7]	11%	15%	14%	34%	41%	31%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2024	Year Ended February 28 or 29,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.23	$5.99	$6.81	$6.97	$6.49	$6.57
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.32	0.28	0.28	0.34
Net realized and unrealized gain (loss)	0.15	0.25	(0.78)	(0.13)	0.50	(0.08)
Total From Investment Operations	0.32	0.58	(0.46)	0.15	0.78	0.26
Less Distributions:
Distributions from net investment income	(0.16)	(0.34)	(0.33)	(0.29)	(0.30)	(0.33)
Distributions from net realized gain	—	—	(0.03)	(0.02)	—	(0.01)
Total Distributions	(0.16)	(0.34)	(0.36)	(0.31)	(0.30)	(0.34)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$6.39	$6.23	$5.99	$6.81	$6.97	$6.49
Total Return[3]	5.25%	10.03%	(6.80)%	2.03%	12.51%	3.97%
Ratios to Average Net Assets:
Net expenses[4]	0.97%[5]	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	5.41%[5]	5.52%	5.14%	4.00%	4.42%	4.83%
Expense waiver/reimbursement[6]	0.15%[5]	0.14%	0.14%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$197,489	$208,908	$217,072	$292,433	$323,462	$330,089
Portfolio turnover[7]	11%	15%	14%	34%	41%	31%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2024	Year Ended February 28 or 29,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.23	$5.99	$6.82	$6.97	$6.49	$6.57
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.35	0.33	0.30	0.30	0.35
Net realized and unrealized gain (loss)	0.16	0.25	(0.79)	(0.12)	0.49	(0.07)
Total From Investment Operations	0.34	0.60	(0.46)	0.18	0.79	0.28
Less Distributions:
Distributions from net investment income	(0.17)	(0.36)	(0.34)	(0.31)	(0.31)	(0.35)
Distributions from net realized gain	—	—	(0.03)	(0.02)	—	(0.01)
Total Distributions	(0.17)	(0.36)	(0.37)	(0.33)	(0.31)	(0.36)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$6.40	$6.23	$5.99	$6.82	$6.97	$6.49
Total Return[3]	5.55%	10.31%	(6.69)%	2.44%	12.80%	4.24%
Ratios to Average Net Assets:
Net expenses[4]	0.71%[5]	0.71%	0.71%	0.71%	0.71%	0.71%
Net investment income	5.67%[5]	5.79%	5.43%	4.33%	4.86%	5.08%
Expense waiver/reimbursement[6]	0.07%[5]	0.06%	0.06%	0.05%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,654	$11,112	$11,074	$12,111	$4,651	$9,387
Portfolio turnover[7]	11%	15%	14%	34%	41%	31%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
August 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $9,899,613 of investments in affiliated holdings* (identified cost $489,144,939, including $10,933,466 of identified cost in affiliated holdings)	$465,346,695
Income receivable	6,867,430
Income receivable from affiliated holdings	55,642
Receivable for shares sold	113,067
Total Assets	472,382,834
Liabilities:
Payable for investments purchased	53,325
Payable for shares redeemed	936,009
Income distribution payable	56,272
Payable for investment adviser fee (Note 5)	13,547
Payable for administrative fee (Note 5)	1,995
Payable for Directors’/Trustees’ fees (Note 5)	600
Payable for transfer agent fees (Note 2)	56,846
Payable for distribution services fee (Note 5)	6,460
Payable for other service fees (Notes 2 and 5)	49,347
Accrued expenses (Note 5)	54,275
Total Liabilities	1,228,676
Net assets for 73,706,432 shares outstanding	$471,154,158
Net Assets Consist of:
Paid-in capital	$534,811,580
Total distributable earnings (loss)	(63,657,422)
Total Net Assets	$471,154,158
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($30,597,376 ÷ 4,772,888 shares outstanding), no par value, unlimited shares authorized	$6.41
Offering price per share (100/95.50 of $6.41)	$6.71
Redemption proceeds per share	$6.41
Class C Shares:
Net asset value per share ($10,062,092 ÷ 1,569,897 shares outstanding), no par value, unlimited shares authorized	$6.41
Offering price per share	$6.41
Redemption proceeds per share (99.00/100 of $6.41)	$6.35
Institutional Shares:
Net asset value per share ($222,351,376 ÷ 34,808,862 shares outstanding), no par value, unlimited shares authorized	$6.39
Offering price per share	$6.39
Redemption proceeds per share	$6.39
Service Shares:
Net asset value per share ($197,488,829 ÷ 30,888,906 shares outstanding), no par value, unlimited shares authorized	$6.39
Offering price per share	$6.39
Redemption proceeds per share	$6.39
Class R6 Shares:
Net asset value per share ($10,654,485 ÷ 1,665,879 shares outstanding), no par value, unlimited shares authorized	$6.40
Offering price per share	$6.40
Redemption proceeds per share	$6.40

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended August 31, 2024 (unaudited)

Investment Income:
Interest	$14,342,500
Dividends (including $483,942 received from affiliated holdings* and net of foreign taxes withheld of $4,320)	541,963
TOTAL INCOME	14,884,463
Expenses:
Investment adviser fee (Note 5)	1,470,094
Administrative fee (Note 5)	194,454
Custodian fees	13,213
Transfer agent fees (Note 2)	267,163
Directors’/Trustees’ fees (Note 5)	3,814
Auditing fees	16,863
Legal fees	5,179
Portfolio accounting fees	89,227
Distribution services fee (Note 5)	43,461
Other service fees (Notes 2 and 5)	304,696
Share registration costs	50,056
Printing and postage	21,927
Miscellaneous (Note 5)	19,039
TOTAL EXPENSES	2,499,186
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(170,486)
Reimbursement of other operating expenses (Notes 2 and 5)	(197,440)
TOTAL WAIVER AND REIMBURSEMENTS	(367,926)
Net expenses	2,131,260
Net investment income	12,753,203
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(2,840) on sales of investments in affiliated holdings*)	(7,309,017)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(33,820) on investments in affiliated holdings*)	19,934,485
Net realized and unrealized gain (loss) on investments	12,625,468
Change in net assets resulting from operations	$25,378,671

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2024	Year Ended 2/29/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,753,203	$27,935,842
Net realized gain (loss)	(7,309,017)	(17,966,131)
Net change in unrealized appreciation/depreciation	19,934,485	37,463,049
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,378,671	47,432,760
Distributions to Shareholders:
Class A Shares	(751,257)	(1,445,922)
Class C Shares	(249,103)	(754,636)
Institutional Shares	(6,284,719)	(13,851,840)
Service Shares	(5,263,929)	(11,897,576)
Class R6 Shares	(299,275)	(682,697)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,848,283)	(28,632,671)
Share Transactions:
Proceeds from sale of shares	36,808,840	101,823,739
Net asset value of shares issued to shareholders in payment of distributions declared	12,509,611	27,949,469
Cost of shares redeemed	(85,347,782)	(184,320,289)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,029,331)	(54,547,081)
Change in net assets	(23,498,943)	(35,746,992)
Net Assets:
Beginning of period	494,653,101	530,400,093
End of period	$471,154,158	$494,653,101
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
August 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes High Yield Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Hermes Opportunistic High Yield Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $367,926 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended August 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$13,548	$(9,807)
Class C Shares	6,852	(49)
Institutional Shares	135,265	(105,406)
Service Shares	110,633	(82,178)
Class R6 Shares	865	—
TOTAL	$267,163	$(197,440)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$36,548
Class C Shares	14,250
Service Shares	253,898
TOTAL	$304,696
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2024		Year Ended 2/29/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	960,308	$6,005,533	1,033,586	$6,264,153
Shares issued to shareholders in payment of distributions declared	118,980	748,871	237,207	1,441,099
Shares redeemed	(751,412)	(4,714,184)	(847,308)	(5,129,336)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	327,876	$2,040,220	423,485	$2,575,916
	Six Months Ended 8/31/2024		Year Ended 2/29/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	48,661	$306,389	293,666	$1,778,602
Shares issued to shareholders in payment of distributions declared	39,608	249,102	124,461	754,546
Shares redeemed	(645,845)	(4,053,282)	(1,308,448)	(7,935,479)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(557,576)	$(3,497,791)	(890,321)	$(5,402,331)
	Six Months Ended 8/31/2024		Year Ended 2/29/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,431,294	$21,499,332	10,724,971	$64,984,411
Shares issued to shareholders in payment of distributions declared	993,452	6,229,372	2,269,782	13,726,746
Shares redeemed	(7,167,239)	(44,906,731)	(18,883,157)	(113,877,871)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,742,493)	$(17,178,027)	(5,888,404)	$(35,166,714)
	Six Months Ended 8/31/2024		Year Ended 2/29/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,225,345	$7,667,004	4,137,541	$24,990,190
Shares issued to shareholders in payment of distributions declared	794,679	4,986,859	1,874,750	11,353,179
Shares redeemed	(4,681,835)	(29,301,187)	(8,698,928)	(52,516,291)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,661,811)	$(16,647,324)	(2,686,637)	$(16,172,922)
	Six Months Ended 8/31/2024		Year Ended 2/29/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	212,601	$1,330,582	631,321	$3,806,383
Shares issued to shareholders in payment of distributions declared	47,050	295,407	111,300	673,899
Shares redeemed	(377,799)	(2,372,398)	(806,815)	(4,861,312)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(118,148)	$(746,409)	(64,194)	$(381,030)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,752,152)	$(36,029,331)	(9,106,071)	$(54,547,081)
4. FEDERAL TAX INFORMATION
At August 31, 2024, the cost of investments for federal tax purposes was $489,016,071. The net unrealized depreciation of investments for federal tax purposes was $23,669,376. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $11,025,494 and unrealized depreciation from investments for those securities having an excess of cost over value of $34,694,870.
As of February 29, 2024, the Fund had a capital loss carryforward of $32,797,823 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,468,876	$30,328,947	$32,797,823
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2024, the Adviser voluntarily waived $167,929 of its fee and voluntarily reimbursed $197,440 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2024, the Adviser reimbursed $2,557.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$43,461
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended August 31, 2024, FSC retained $4,611 of fees paid by the Fund. For the six months ended August 31, 2024, Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2024, FSC retained $2,616 in sales charges from the sale of Class A Shares. FSC also retained $2,500 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended August 31, 2024, FSSC received $9,834 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed
Semi-Annual Financial Statements and Additional Information

0.97%, 1.81%, 0.72%, 0.97% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2024, were as follows:
Purchases	$50,560,142
Sales	$80,976,632
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2024, the Fund had no outstanding loans. During the six months ended August 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2024, there were no outstanding loans. During the six months ended August 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Opportunistic High Yield Bond Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
Semi-Annual Financial Statements and Additional Information

considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Opportunistic High Yield Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
CUSIP 314197807
8092705 (10/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Opportunistic High Yield Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Opportunistic High Yield Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Opportunistic High Yield Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Opportunistic High Yield Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes High Yield Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  October 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2024